Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Current Assets
Cash and cash equivalents	$ 76,250	$ 78,435	$ 48,194
Trade receivables, net	27,876	21,547	18,855
Other accounts receivables	6,016	5,546	6,411
Inventories	78,358	78,819	84,348
Total Current Assets	188,500	184,347	157,808
Non-Current Assets
Property, plant and equipment, net	37,406	36,245	30,727
Right-of-use assets	9,539	9,617	7,632
Intangible assets and other long-term assets	101,422	103,226	108,310
Goodwill	30,313	30,313	30,313
Contract assets	7,925	8,019	8,384
Deferred taxes		488
Total Non-Current Assets	186,605	187,908	185,366
Total Assets	375,105	372,255	343,174
Current Liabilities
Current maturities of lease liabilities	1,780	1,631	1,467
Current maturities of other long term liabilities	10,889	10,181	12,980
Trade payables	24,854	27,735	16,492
Other accounts payables	19,319	9,671	6,210
Deferred revenues	205	171	26
Total Current Liabilities	57,047	49,389	37,175
Non-Current Liabilities
Lease liabilities	9,318	9,431	7,278
Contingent consideration	21,216	20,646	16,760
Other long-term liabilities	32,990	32,816	34,842
Deferred taxes	2,061
Employee benefit liabilities, net	516	509	609
Total Non-Current Liabilities	66,101	63,402	59,489
Shareholder’s Equity
Ordinary shares	15,074	15,028	15,022
Additional paid in capital net	268,160	266,933	266,183
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(117)	51	12
Capital reserve from share-based payments	5,266	6,316	6,336
Capital reserve from employee benefits	372	364	282
Accumulated deficit	(33,308)	(25,738)	(37,835)
Total Shareholder’s Equity	251,957	259,464	246,510
Total Liabilities and Shareholder’s Equity	$ 375,105	$ 372,255	$ 343,174